Investment in Joint Venture (Details) - Schedule of financial information of joint venture - FIC [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in Joint Venture (Details) - Schedule of financial information of joint venture [Line Items]
Current assets	R$ 1	R$ 33
Non-current assets	519	433
Current liabilities		33
Shareholders equity	520	433
Net income for the year	R$ 86	R$ 95